Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment:
Property, plant and equipment, beginning of period	SFr 2,651	SFr 3,377
Property, plant and equipment, end of period	1,989	2,651	SFr 3,377
Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	15,119	14,372
Additions	731	760
Disposals	(146)	(13)
Property, plant and equipment, end of period	15,704	15,119	14,372
Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(12,468)	(10,996)
Depreciation expense	(1,393)	(1,485)	(1,700)
Disposals	146	13
Property, plant and equipment, end of period	(13,715)	(12,468)	(10,996)
Furniture
Property, plant and equipment:
Property, plant and equipment, beginning of period	75	97
Property, plant and equipment, end of period	44	75	97
Furniture | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	333	309
Additions	1	24
Property, plant and equipment, end of period	334	333	309
Furniture | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(258)	(212)
Depreciation expense	(32)	(46)
Property, plant and equipment, end of period	(290)	(258)	(212)
IT Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	331	317
Property, plant and equipment, end of period	269	331	317
IT Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	2,387	2,168
Additions	158	219
Property, plant and equipment, end of period	2,545	2,387	2,168
IT Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(2,056)	(1,851)
Depreciation expense	(221)	(205)
Property, plant and equipment, end of period	(2,277)	(2,056)	(1,851)
Lab Equipment
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,483	2,133
Property, plant and equipment, end of period	1,182	1,483	2,133
Lab Equipment | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	10,536	10,233
Additions	545	316
Disposals	(146)	(13)
Property, plant and equipment, end of period	10,935	10,536	10,233
Lab Equipment | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(9,053)	(8,101)
Depreciation expense	(847)	(965)
Disposals	146	13
Property, plant and equipment, end of period	(9,754)	(9,053)	(8,101)
Leasehold Improvements
Property, plant and equipment:
Property, plant and equipment, beginning of period	762	830
Property, plant and equipment, end of period	495	762	830
Leasehold Improvements | Acquisition Cost
Property, plant and equipment:
Property, plant and equipment, beginning of period	1,863	1,662
Additions	27	201
Property, plant and equipment, end of period	1,890	1,863	1,662
Leasehold Improvements | Accumulated depreciation
Property, plant and equipment:
Property, plant and equipment, beginning of period	(1,101)	(832)
Depreciation expense	(293)	(269)
Property, plant and equipment, end of period	SFr (1,395)	SFr (1,101)	SFr (832)